Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2026		Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		$ 577		$ 400	$ 511	$ 664	$ 1,371	$ 1,968
Trade and other receivables		1,127			1,143
Other financial assets - current		116			94
Other financial assets - non-current		469			466
Current indebtedness		(1,618)			(795)
Trade payables		(170)			(147)
Accruals		(723)			(826)
Other financial liabilities - current	[2]	(318)	[1]		(108)
Long-term indebtedness		(1,323)			(1,328)
Other financial liabilities - non-current	[3]	(206)			(210)
Total		(2,069)			(1,200)
Assets/ (Liabilities) at Amortized Cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		285			276
Trade and other receivables		1,127			1,143
Other financial assets - current		31			10
Other financial assets - non-current		8			10
Current indebtedness		(1,618)			(795)
Trade payables		(170)			(147)
Accruals		(723)			(826)
Other financial liabilities - current	[2]	(308)	[1]		(68)
Long-term indebtedness		(1,323)			(1,328)
Other financial liabilities - non-current	[3]	(183)			(194)
Total		(2,874)			(1,919)
Assets/ (Liabilities) at Fair Value through Earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		292			235
Trade and other receivables		0			0
Other financial assets - current		85			84
Other financial assets - non-current		277			288
Current indebtedness		0			0
Trade payables		0			0
Accruals		0			0
Other financial liabilities - current		(10)			(40)
Long-term indebtedness		0			0
Other financial liabilities - non-current		0			0
Total		644			567
Assets at Fair Value through Other Comprehensive Income or Loss [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0
Trade and other receivables		0			0
Other financial assets - current		0			0
Other financial assets - non-current		184			168
Current indebtedness		0			0
Trade payables		0			0
Accruals		0			0
Other financial liabilities - current		0			0
Long-term indebtedness		0			0
Other financial liabilities - non-current		0			0
Total		184			168
Derivatives Used for Hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents		0			0
Trade and other receivables		0			0
Other financial assets - current		0			0
Other financial assets - non-current		0			0
Current indebtedness		0			0
Trade payables		0			0
Accruals		0			0
Other financial liabilities - current		0			0
Long-term indebtedness		0			0
Other financial liabilities - non-current		(23)			(16)
Total		$ (23)			$ (16)

[1]	Includes a commitment to repurchase up to $238 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company's shares during its internal trading blackout period. See note 14.
[2]	Includes lease liabilities of $60 million (2025 - $59 million).
[3]	Includes lease liabilities of $181 million (2025 - $190 million).